CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Net revenues		$ 2,562,984	$ 1,715,016	$ 1,043,100
Cost of revenues		(1,164,454)	(882,316)	(522,327)
Gross profit		1,398,530	832,700	520,773
Operating expenses
Selling and marketing		(484,000)	(242,102)	(126,005)
General and administrative		(579,672)	(386,287)	(263,287)
Impairment loss on intangible assets		0	(358)	0
Total operating expenses		(1,063,672)	(628,747)	(389,292)
Government subsidies		6,724	4,651	3,113
Income from operations		341,582	208,604	134,594
Interest income		59,614	39,837	18,133
Interest expense		(17,628)	(16,640)	(13,145)
Other income		131,727	17,406	23,074
Impairment loss on long-term investments		(58,091)	(2,213)	(8,075)
Income before provision for income tax and loss from equity method investments		457,204	246,994	154,581
Provision for income tax		(76,504)	(44,653)	(34,066)
Loss from equity method investments		(16,186)	(7,678)	(8,025)
Net income		364,514	194,663	112,490
Add: Net loss attributable to noncontrolling interest		2,722	3,777	4,390
Net income attributable to TAL Education Group's shareholders		$ 367,236	$ 198,440	$ 116,880
Net income per common share
Basic	[1]	$ 1.93	$ 1.13	$ 0.72
Diluted		$ 1.83	$ 1.03	$ 0.66
Weighted average shares used in calculating net income per common share
Basic		189,951,643	174,979,574	162,548,494
Diluted		200,224,934	194,331,305	188,508,419

[1]	The Company's common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present earnings per share for each separate class.